COMPARATIVE AMOUNTS	12 Months Ended
Sep. 30, 2021
Comparative Amounts [Abstract]
COMPARATIVE AMOUNTS [Text Block]	13. COMPARATIVE AMOUNTS Certain of the prior year's amounts have been reclassified to conform with the current year's presentation (see Note 10).